Short-term investments (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Trading securities:
Aggregate fair value	$ 99,244,110		$ 57,739,558
Cost	100,181,419		55,643,579
Unrealized gain (loss) in profit	(937,309)	$ 1,777,579	2,095,979
Net realized gain on short-term investments	1,711,248	$ 2,844,695
Debt securities [Member]
Trading securities:
Aggregate fair value			888,067
Cost			784,946
Unrealized gain (loss) in profit			103,121
REITs [Member]
Trading securities:
Aggregate fair value	19,988,652		21,239,128
Cost	20,450,551		20,044,583
Unrealized gain (loss) in profit	(461,899)		1,194,545
Money market instrument [Member]
Trading securities:
Aggregate fair value			26,577,133
Cost			26,574,990
Unrealized gain (loss) in profit			2,143
Equity securities [Member]
Trading securities:
Aggregate fair value	3,687,946		9,035,230
Cost	4,163,356		8,239,060
Unrealized gain (loss) in profit	(475,410)		$ 796,170
Investment Product [Member]
Trading securities:
Aggregate fair value	75,567,512
Cost	75,567,512
Unrealized gain (loss) in profit	$ 0